Acquired Below Market Lease Intangibles (Details) (Acquired below market leases, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired below market leases
Finite-Lived Intangible Liabilities, Net [Abstract]
Acquired below-market leases, net of accumulated amortization	$ 119,550,000	$ 130,680,000
Amortization of intangible liabilities	11,000,000	11,400,000	12,500,000
Accumulated amortization	53,557,000	42,880,000
Useful life	11 years 0 months	11 years 6 months
Finite-Lived Intangible Liabilities, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	10,758,000
2014	10,645,000
2015	10,440,000
2016	10,222,000
2017	$ 9,871,000